ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)	12 Months Ended
Dec. 31, 2018
Equity [Abstract]
ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)
Accumulated Other Comprehensive Income (Loss)

Shareholders’ equity is affected by transactions and valuations of asset and liability positions that require adjustments to accumulated other comprehensive income (loss).  The related tax effects allocated to other comprehensive income and accumulated other comprehensive income (loss) are as follows:

	December 31, 2018
	Total other comprehensive income (loss)					Total accumulated other comprehensive income (loss)
(Dollars in thousands)	Prior to reclass	Reclass from	Pre-tax	Tax effect	Net of tax	Beginning balance	Net activity	Cumulative effect of new standard	Ending balance
Unrealized gain (loss) on debt securities	$(14,461)	$(161)	$(14,300)	$3,071	$(11,229)	$(182)	$(11,229)	$(190)	$(11,601)
Unrealized gain (loss) on derivatives	628	0	628	(144)	484	(577)	484	(124)	(217)
Retirement obligation	(12,319)	(1,775)	(10,544)	2,364	(8,180)	(19,631)	(8,180)	(4,779)	(32,590)
Total	$(26,152)	$(1,936)	$(24,216)	$5,291	$(18,925)	$(20,390)	$(18,925)	$(5,093)	$(44,408)

	December 31, 2017
	Total other comprehensive income (loss)					Total accumulated other comprehensive income (loss)
(Dollars in thousands)	Prior to reclass	Reclass from	Pre-tax	Tax-effect	Net of tax	Beginning Balance	Net Activity	Ending Balance
Unrealized gain (loss) on debt securities	$8,447	$1,649	$6,798	$(2,431)	$4,367	$(4,549)	$4,367	$(182)
Unrealized gain (loss) on derivatives	810	0	810	(296)	514	(1,091)	514	(577)
Retirement obligation	2,775	(1,511)	4,286	(1,114)	3,172	(22,803)	3,172	(19,631)
Total	$12,032	$138	$11,894	$(3,841)	$8,053	$(28,443)	$8,053	$(20,390)

	December 31, 2016
	Total other comprehensive income (loss)					Total accumulated other comprehensive income (loss)
(Dollars in thousands)	Prior to reclass	Reclass from	Pre-tax	Tax-effect	Net of tax	Beginning Balance	Net Activity	Ending Balance
Unrealized gain (loss) on debt securities	$751	$234	$517	$(133)	$384	$(4,933)	$384	$(4,549)
Unrealized gain (loss) on derivatives	809	0	809	(301)	508	(1,599)	508	(1,091)
Retirement obligation	884	(1,195)	2,079	(834)	1,245	(24,048)	1,245	(22,803)
Total	$2,444	$(961)	$3,405	$(1,268)	$2,137	$(30,580)	$2,137	$(28,443)

The following table details the activity reclassified from accumulated other comprehensive income into income during the period:

	Amount Reclassified from Accumulated Other Comprehensive Income (1)
	December 31,
(Dollars in thousands)	2018	2017	2016	Affected Line Item in the Consolidated Statements of Income
Realized gains and losses on securities available-for-sale	$(161)	$1,649	$234	Net gain (loss) on sales of investment securities
Defined benefit pension plan
Amortization of prior service cost (2)	413	413	413	Other noninterest expense
Recognized net actuarial loss (2)	(2,188)	(1,924)	(1,608)	Other noninterest expense
Amortization and settlement charges of defined benefit pension items	(1,775)	(1,511)	(1,195)
Total reclassifications for the period, before tax	$(1,936)	$138	$(961)

(1) Negative amounts are debits to profit/loss.
(2) Included in the computation of net periodic pension cost (see Note 15 - Employee Benefit Plans for additional details).